Investment Risks	Sep. 30, 2026
Wahed FTSE USA Shariah ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shariah-Compliant Investing Risk. The consideration of Islamic principles restricts the Fund’s ability to invest in certain types of issuers and securities, such as financial companies and conventional fixed income securities (bonds and other structured securities that give a fixed return based on an obligation or promise), and reduces the size of the universe of eligible securities in which the Fund can invest. As a result, the successful implementation of the Fund’s investment strategy may limit its investment opportunities and adversely affect its performance, especially in comparison to a more diversified fund. Because Islamic principles preclude investment in interest-paying instruments, any cash or cash equivalents the Fund holds will not earn interest income.
•Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.
◦Semiconductors & Semiconductor Equipment Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

Wahed FTSE USA Shariah ETF | Concentration Risk, Semiconductors & Semiconductor Equipment Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductors & Semiconductor Equipment Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.
Wahed FTSE USA Shariah ETF | Underlying Index Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Index Risk. Neither the Adviser nor FTSE International Limited (the “FTSE Index Provider”), the index provider and calculation agent for the Index, is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the FTSE Index Provider, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the FTSE Index Provider or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Index providers generally do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the indexes in which they license, and generally do not guarantee that an index will be calculated in accordance with its stated methodology. Losses or costs associated with any index provider errors generally will be borne by the Fund and its shareholders.
Wahed FTSE USA Shariah ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Equity securities such as common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Wahed FTSE USA Shariah ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Wahed FTSE USA Shariah ETF | Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Wahed FTSE USA Shariah ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Wahed FTSE USA Shariah ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Wahed FTSE USA Shariah ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
◦Manufacturing Sector Risk. Companies in the Manufacturing Sector may be involved in the manufacturing of electronic components, systems, and equipment used across consumer, industrial, communications, automotive, aerospace, and medical applications. These companies can be significantly affected by supply and demand both for their specific product or service and for Manufacturing Sector products in general; a decline in demand for products due to rapid technological developments and frequent new product introduction; government regulation (such as trade restrictions, export controls, and environmental standards), world events and economic conditions; and the risks associated with potential environmental damage and product liability claims. Additionally, certain industries within the sector, such as those related to electronic components and semiconductors, may face risks from fluctuating raw material prices, shortages of critical inputs such as semiconductors and rare earth elements, and reliance on contract manufacturers or overseas suppliers.
Wahed FTSE USA Shariah ETF | Sector Risk, Manufacturing Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Manufacturing Sector Risk. Companies in the Manufacturing Sector may be involved in the manufacturing of electronic components, systems, and equipment used across consumer, industrial, communications, automotive, aerospace, and medical applications. These companies can be significantly affected by supply and demand both for their specific product or service and for Manufacturing Sector products in general; a decline in demand for products due to rapid technological developments and frequent new product introduction; government regulation (such as trade restrictions, export controls, and environmental standards), world events and economic conditions; and the risks associated with potential environmental damage and product liability claims. Additionally, certain industries within the sector, such as those related to electronic components and semiconductors, may face risks from fluctuating raw material prices, shortages of critical inputs such as semiconductors and rare earth elements, and reliance on contract manufacturers or overseas suppliers.
Wahed FTSE USA Shariah ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund (“ETF”), and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on The NASDAQ Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Wahed FTSE USA Shariah ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Wahed FTSE USA Shariah ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Wahed FTSE USA Shariah ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Wahed FTSE USA Shariah ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on The NASDAQ Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Wahed FTSE USA Shariah ETF | Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Wahed FTSE USA Shariah ETF | Passive Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Investment Risk. The Fund is not actively managed and its Adviser would not sell shares of an investment designed to provide exposure to the Index or a constituent holding of the Index due to current or projected underperformance of a security industry or sector unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.
Wahed FTSE USA Shariah ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Wahed FTSE USA Shariah ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Wahed Dow Jones Islamic World ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Equity securities such as common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Wahed Dow Jones Islamic World ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Wahed Dow Jones Islamic World ETF | Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Wahed Dow Jones Islamic World ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Wahed Dow Jones Islamic World ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Wahed Dow Jones Islamic World ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector. ◦Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Wahed Dow Jones Islamic World ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and, as a result of its structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on The NASDAQ Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Wahed Dow Jones Islamic World ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Wahed Dow Jones Islamic World ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Wahed Dow Jones Islamic World ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
Wahed Dow Jones Islamic World ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on The NASDAQ Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Wahed Dow Jones Islamic World ETF | Shariah-Compliant Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shariah-Compliant Investing Risk. The consideration of Islamic principles restricts the Fund’s ability to invest in certain types of issuers and securities, such as financial companies and conventional fixed income securities (bonds and other structured securities that give a fixed return based on an obligation or promise), and reduces the size of the universe of eligible securities in which the Fund can invest. As a result, the successful implementation of the Fund’s investment strategy may limit its investment opportunities and adversely affect its performance, especially in comparison to a more diversified fund. Because Islamic principles preclude investment in interest-paying instruments, any cash or cash equivalents the Fund holds will not earn interest income.
Wahed Dow Jones Islamic World ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Wahed Dow Jones Islamic World ETF | Semiconductors Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductors Issuer Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.
Wahed Dow Jones Islamic World ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Fund will be correct or produce the desired results or that the Fund will achieve its investment objective. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s Share price may be adversely affected.
Wahed Dow Jones Islamic World ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Wahed Dow Jones Islamic World ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, increased potential for market manipulation, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance.
Wahed Dow Jones Islamic World ETF | Frontier Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Frontier Markets Risk. Certain foreign markets are only in the earliest stages of development and may be considered “frontier markets.” Frontier financial markets generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. Securities may have limited marketability and be subject to erratic price movements. Frontier markets may be impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.
Wahed Dow Jones Islamic World ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Wahed Dow Jones Islamic World ETF | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk. Depositary receipts, including ADRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.
Wahed Dow Jones Islamic World ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.